Inventory - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Raw materials (includes goods in transit $981,039 (December 31, 2024: $969,959)]	$ 8,198,802	$ 4,461,898
Work-in-progress	1,661,914	1,436,250
Finished goods	10,175,289	4,308,750
Total	$ 20,036,005	$ 10,206,898	$ 7,017,913